Net debt - Composition of net debt (Details) - GBP (£) £ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020		Mar. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents (see note 20)	£ 204	£ 157	£ 73	[1]	£ 252	[1]
Current financial investments (see note 15)	3,145	2,342	1,998		1,981
Borrowings (see note 21)	(45,465)	(31,220)	(30,794)
Financing derivatives	(693)	175	133		(32)
Net debt position	£ (42,809)	£ (28,546)	£ (28,590)		£ (26,529)

[1]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.